Consolidated Statements Of Changes In Shareholders' Equity (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Common stock, shares issued	32,765	26,500	16,047
Cash dividends per share (in Dollars per share)	$ 1.09	$ 0.84	$ 0.84
Common stock issued through dividend reinvestment	2,883
Common Stock [Member]
Common stock, shares issued	32,765	26,500	16,047
Cash dividends per share (in Dollars per share)	$ 1.09	$ 0.84	$ 0.84
Common stock issued through dividend reinvestment	2,883